Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of goodwill
(1)    Goodwill as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.(*)		—	1,176,274
Other goodwill(*)		2,175	110,932

	￦	2,072,493	3,357,524

(*)	Transferred to the spin-off company for the year ended December 31, 2021.

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021		2020
Beginning balance	￦	3,357,524	2,949,530
Acquisition(*)		111,928	408,531
Impairment loss		—	(519)
Other		(43)	(18)
Spin-off		(1,396,916)	—

Ending balance	￦	2,072,493	3,357,524

(*)
It consists of goodwill recognized as T map Mobility Co., Ltd.’s acquisition of YLP Inc. and another company, goodwill recognized as DREAMUS COMPANY’s acquisition of Studio Dolphin Co., Ltd. and goodwill recognized from One Store Co., Ltd.’s acquisition of Rokmedia Co., Ltd. for the year ended December 31, 2021. (See Note 11)